Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Condensed Financial Information

Summarized condensed financial information on a 100% basis for the combined unconsolidated entities follows:

	December 31
	2012	2011
Assets
Land and housing inventory	$377,549	$341,246
Other assets	20,469	8,707

	$398,018	$349,953

Liability and Equity
Project-specific financings	$77,442	$48,352
Accounts payable and other liabilities	13,485	20,554
Equity
Brookfield Residential’s interest	155,352	143,821
Others’ interest	151,739	137,226

	$398,018	$349,953

	Years Ended December 31
	2012	2011
Revenue and Expenses
Revenue	$90,186	$42,354
Direct cost of sales	(78,283)	(38,379)
Other income	8,711	3,709

Net income	$20,614	$7,684

Brookfield Residential’s share of net income	$9,882	$4,119